Income Taxes - Schedule of Reconciliation Of Tax Computed At The Statutory Rates To The Income Tax Provision Recognized (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets:
Non-capital losses carried forward	$ 27,911		$ 29,204
Stock-based compensation	1,149		982
Capital losses carried forward			18
Financing costs			326
Bonus - compensation	375		37
Scientific research and development	806		895
Scientific research and development – Investment Tax Credits ("ITC")	685		769
Capitalized research and development expenses	604		265
Deferred tax assets	31,530		32,496
Deferred tax liabilities:
Scientific research and development – ITC	(114)		(127)
Fixed Assets	(71)
Gross future tax assets	31,345		32,369
Valuation allowance	$ (31,345)		$ (32,369)
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Deferred tax assets:
Non-capital losses carried forward		$ 11,144,000		$ 9,539,000
Stock-based compensation		589,000		510,000
Deferred tax assets		0		0
Deferred tax liabilities:
Valuation allowance		(21,302,000)		(13,557,000)
Net future tax assets		21,302,000		13,557,000
Deferred tax assets (liabilities):
Intangible assets		3,909,000		0
Section 174 R&D		3,506,000		1,745,000
Accrued expenses		359,000		286,000
Basis differences		(13,000)		26,000
Research and development credit		$ 1,808,000		$ 1,451,000